Cover	Jul. 14, 2019
Cover page.
City Area Code	415
Document Period End Date	Jul. 14, 2019
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Written Communications	false
Local Phone Number	(415) 374-7782
Entity Registrant Name	Invitae Corporation
Entity Address, State or Province	CA
Entity Central Index Key	0001501134
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36847
Entity Tax Identification Number	27-1701898
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Pro forma financial information.
Entity Address, Address Line One	1400 16th Street
Entity Address, City or Town	San Francisco
Entity Address, Postal Zip Code	94103
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Trading Symbol	NVTA
Security Exchange Name	NYSE